Business Combination - Additional Information (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Dec. 18, 2020	Aug. 18, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 01, 2021	Dec. 17, 2020	Dec. 16, 2020	Jul. 27, 2020	Dec. 02, 2019	Sep. 23, 2019
Business Acquisition [Line Items]
Business combination total consideration transferred	$ 6,639				$ 47,067
Business combination provisional information initial accounting adjustment accounting incomplete adjustment inventory			$ 0	$ 1,063	649	$ (649)
Business combination provisional information initial accounting adjustment incoomplete adjustment property plant and equipment			306	2,045	2,282	2,139
Business combination provisional information initial accounting incomplete adjustment intangibles			773	5,349	3,821	7,223
Business combination provisional information initial accounting incomplete adjustment financial liabilities			(8,902)	$ 4,129	3,659	4,923
Incodema Holdings LLC
Business Acquisition [Line Items]
Business combination total consideration transferred			18,720
Fathom LLC
Business Acquisition [Line Items]
Business combination voting interests acquired												100.00%
Business combination acquistion costs expensed					1,094
Business combination total consideration transferred					29,835
ICO Mold LLC
Business Acquisition [Line Items]
Business combination voting interests acquired											100.00%
Business combination acquistion costs expensed						965
Payment of transaction fee to affiliate						$ 230
Incodema And Newchem LLC | Incodema LLC
Business Acquisition [Line Items]
Business combination voting interests acquired										100.00%
Business combination acquistion costs expensed					1,489
Payment of transaction fee to affiliate					400
Incodema
Business Acquisition [Line Items]
Business combination total consideration transferred					40,564
Incodema | Incodema LLC
Business Acquisition [Line Items]
Business combination undiscounted contingent consideration year one					3,260
Business combination undiscounted contingent consideration year two					3,480
Business combination undiscounted contingent consideration year three					3,020
Daholquist Machine
Business Acquisition [Line Items]
Business combination total consideration transferred					17,632
Daholquist Machine | Incodema Holdings LLC
Business Acquisition [Line Items]
Business combination voting interests acquired									100.00%
Business combination acquistion costs expensed					804
Payment of transaction fee to affiliate					252
Business combination contingent consideration arrangements range of outcomes low					600
Business combination contingent consideration arrangements range of outcomes high					4,600
Business combination total consideration transferred					35,028
Majestic Metals LLC | Incodema Holdings LLC
Business Acquisition [Line Items]
Business combination voting interests acquired								100.00%
Business combination acquistion costs expensed					1,145
Payment of transaction fee to affiliate					$ 361
GPI Prototype And Manufacturing Services | Midwest Composite Technologies, LLC
Business Acquisition [Line Items]
Business combination total consideration transferred		$ 2,441
GPI Prototype And Manufacturing Services | Indocema Buyer LLC
Business Acquisition [Line Items]
Business combination voting interests acquired	100.00%
Summit Tooling And Summit Plastics
Business Acquisition [Line Items]
Business combination voting interests acquired							100.00%
Business combination acquistion costs expensed			892
Payment of transaction fee to affiliate			225
Business combination total consideration transferred			$ 10,875
PPP
Business Acquisition [Line Items]
Business combination voting interests acquired			100.00%
Business combination acquistion costs expensed			$ 984
Payment of transaction fee to affiliate			264
Business combination total consideration transferred			$ 25,721
Centex And Laser | Incodema Holdings LLC
Business Acquisition [Line Items]
Business combination voting interests acquired			100.00%
Business combination acquistion costs expensed			$ 1,226
Payment of transaction fee to affiliate			$ 190
Micropulse West
Business Acquisition [Line Items]
Business combination voting interests acquired			100.00%
Business combination acquistion costs expensed			$ 869
Payment of transaction fee to affiliate			130
Business combination undiscounted contingent consideration year one			4,000
Business combination undiscounted contingent consideration year two			0
Business combination undiscounted contingent consideration year three			4,000
Business combination total consideration transferred			$ 13,747